Balance Sheet Components - Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components
Accrued sales and marketing expenses	$ 7,204	$ 1,630
Accrued compensation	3,825	2,531
End-user liability, net	2,789	1,418
Accrued developer revenue share	907	540
Other accrued expenses	4,893	1,418
Other current liabilities	$ 19,618	$ 7,537